Long-term bank debt, current and non current, detail (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Long Term Bank Debt [Abstract]
Royal Bank of Scotland - Term Loan	$ 136,999	$ 144,687
Royal Bank of Scotland - Term Loan Current	8,138	15,376
Royal Bank of Scotland - Term Loan non-current	128,861	129,311
less unamortized deferred financing costs	(1,764)	(2,009)
Total bank debt, net of uamortized deferred financing costs	135,235	142,678
less unamortized deferred financing costs, current	(451)	(479)
Total Current bank debt, net of unamortized deferred financing costs	7,687	14,897
less unamortized deferred financing costs, non-current	(1,313)	(1,530)
Total Non - current bank debt, net of unamortized deferred financing costs	$ 127,548	$ 127,781